Income taxes (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 45,766,647	$ 41,549,079
Deferred taxes liabilities	88,965,851	127,956,679
Total	(43,199,204)	(86,407,600)	$ (57,905,237)
Impairment Provision Of Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	1,864,347	2,244,752
Other Non Tax Expenses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	35,895,298	38,242,480
Benefits To Staff [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	19,781,603	17,657,925
Inventory Valuation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,104,510	2,480,489
Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	363,655	307,587
Deferred taxes liabilities	46,352,413	48,661,856
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	3,341,235	2,782,089
Deferred taxes liabilities	111,954,455	133,958,756
Deferred Taxes Related To Assets Arising From A Single Transaction [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	14,479,640	14,804,824
Deferred taxes liabilities	13,459,146	13,879,287
Other assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	4,689,684	3,642,101
Tax Losses Carry Forward [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	69,049,982	54,728,018
Subtotal By Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	151,569,954	136,890,265
Deferred Tax Liabilities Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	(105,803,307)	(95,341,186)
Agricultural Operation Expenses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	11,210,354	11,980,659
Manufacturing Indirect Activation Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	3,267,598	2,191,705
Other Liabilitiess [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	8,525,192	12,625,602
Subtotal By Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	194,769,158	223,297,865
Deferred Tax Assets Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	$ (105,803,307)	$ (95,341,186)